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                      [CLIFFORD CHANCE US LLP LETTERHEAD]

                                                August 11, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  PowerShares Exchange-Traded Fund Trust
     Securities Act File No. 333-102228
     Investment Company Act File No. 811-21265
     Post-Effective Amendment No. 81

Dear Sir or Madam:

On behalf of the PowerShares Exchange-Traded Fund Trust, a Massachusetts business trust (the "Trust"), attached herewith for filing is the above-referenced Post-Effective Amendment No. 81 (the "Amendment") to the Fund's Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 83 pursuant to the Investment Company Act of 1940, as amended, relating to two series of the Trust, the PowerShares Dynamic Brand Name Portfolio and the PowerShares NASDAQ Internet Portfolio.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of amending the disclosure relating to the composition and name change of the PowerShares NASDAQ Internet Portfolio (previously the PowerShares Dynamic Internet Software & Services Portfolio). We understand that we may expect comments on this filing in approximately 30-45 days. Although this Amendment also includes updated information regarding the Fund, we anticipate filing a subsequent 485(b) filing to include all requisite updated financial information, consents and opinions, as well as any other required information, in anticipation of going effective on or about
October 11, 2006.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at
(212) 878-4931 or Allison M. Harlow at (212) 878-4988.

                                                Very truly yours,

                                                /s/ Stuart M. Strauss

                                                Stuart M. Strauss